Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical) - contract	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term		2 years
Contracts		591
Investment settlement date		Mar. 01, 2018
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment Term		30 years
Contracts		82
Investment settlement date		Mar. 01, 2018
Short Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	2 years
Contracts	540
Investment settlement date	Dec. 01, 2018
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	10 years
Contracts	448
Investment settlement date	Dec. 01, 2018
Short Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment Term	30 years
Contracts	124
Investment settlement date	Dec. 01, 2018